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                          Pacific Horizon Funds, Inc.
                               3435 Stelzer Road
                              Columbus, Ohio 43219


                                 June 25, 1997


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Pacific Horizon Funds, Inc.
         (1933 Act Registration No. 2-81110)
         (1940 Act Registration No. 811-4293)
         ------------------------------------

Ladies and Gentlemen:

          On behalf of Pacific Horizon Funds, Inc. (the "Company") and pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the prospectuses and statement of additional information listed below that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from those prospectuses and statement of additional information contained in the Company's Post-Effective Amendment No. 56 to the Fund's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 ("Post-Effective Amendment No. 56"), which was filed on June 16, 1997 and (ii) the text of Post-Effective Amendment No. 56 has been filed electronically:

          1) Prospectus dated June 16, 1997 for X Shares of the Prime and Treasury Funds and Pacific Horizon Shares of the Prime, Treasury, Government and Treasury Only Funds;

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Securities and Exchange Commission
June 25, 1997
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          2) Prospectus dated June 16, 1997 for X Shares of the Prime, Treasury and California Tax-Exempt Money Market Funds and Horizon and Horizon Service Shares of the Prime, Treasury, Government, Treasury Only, California Tax-Exempt Money Market and Tax-Exempt Money Funds;

          3) Prospectus dated June 16, 1997 for S Shares of the Prime, Tax-Exempt Money and California Tax-Exempt Money Market Funds;

          4) Prospectus dated June 16, 1997 for S Shares of the Treasury Fund;

          5) Prospectus dated June 16, 1997 for Pacific Horizon Shares of the Tax-Exempt Money and California Tax-Exempt Money Market Funds and X Shares of the California Tax-Exempt Money Market Fund; and

          6) Statement of Additional Information dated June 16, 1997 for Pacific Horizon Shares, Horizon Shares, Horizon Service Shares, X Shares and S Shares of the Prime Fund, Treasury Fund, Government Fund, Treasury Only Fund, Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund.

If you have any questions or comments regarding this filing, do not hesitate to contact Allan J. Oster, Esq. at (215) 988-2935.


                                        Very truly yours,

                                        Pacific Horizon Funds, Inc.

                                        By: /s/ Stephanie L. Blaha
                                            -----------------------------------
                                            Vice President